Property, Plant and Equipment - Components of Property, Plant and Equipment (Parenthetical) (Detail) (Oyu Tolgoi, Mongolia [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Oyu Tolgoi, Mongolia [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	66.00%
Addition to property plant and equipment including development cost	$ 641.0	$ 2,600.0